Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 67,565	€ 24,927
Ending balance	60,103	67,565	€ 24,927
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	83,534	35,099	11,832
Additions	3,673	48,793	23,300
Sales and disposals	(7,396)	(17)	(64)
Reclassifications to assets held for sale		(197)
Translation differences	57	(144)	31
Ending balance	79,868	83,534	35,099
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,968	10,173	8,200
Amortization	7,120	6,130	2,006
Impairment	4,016
Sales and disposals	(7,396)	(17)	(63)
Reclassifications to assets held for sale		(176)
Translation differences	57	(142)	31
Ending balance	19,765	15,968	10,173
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,683	6,507
Ending balance	12,577	13,683	6,507
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,717	14,541	9,111
Additions	2,423	9,494	5,463
Sales and disposals	(1,643)	(17)	(64)
Reclassifications to assets held for sale		(159)
Translation differences	57	(143)	31
Ending balance	24,554	23,717	14,541
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,034	8,034	7,250
Amortization	3,529	2,303	816
Sales and disposals	(1,643)	(17)	(63)
Reclassifications to assets held for sale		(143)
Translation differences	57	(142)	31
Ending balance	11,977	10,034	8,034
Brands, licenses, patents and know-how
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,549	3,546
Ending balance	35,730	40,549	3,546
Brands, licenses, patents and know-how | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,432	5,172	2,719
Additions	1,250	39,299	2,453
Sales and disposals	(5,753)
Reclassifications to assets held for sale		(38)
Translation differences		(1)
Ending balance	39,929	44,432	5,172
Brands, licenses, patents and know-how | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,883	1,626	949
Amortization	2,053	2,289	678
Impairment	4,016
Sales and disposals	(5,753)
Reclassifications to assets held for sale		(33)
Ending balance	4,199	3,883	1,626
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,334	14,872
Ending balance	11,796	13,334	14,872
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,384	15,384
Additions			15,384
Ending balance	15,384	15,384	15,384
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,050	512
Amortization	1,538	1,538	512
Ending balance	€ 3,588	€ 2,050	€ 512